Deferred tax	12 Months Ended
Dec. 31, 2019
Deferred tax
Deferred tax

19.   Deferred tax

The movements in deferred tax assets and liabilities during the periods, without taking into account the offsetting of balances, are as follows:

Deferred tax assets

		Impairment of		Property
	Tax loss	trade receivables	Accrued expense	and equipment	Leases	Others	Total
At 1 January 2019 (Predecessor)	2,768	31,168	19,936	2,137	—	807	56,816
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	—	—	—	(1,904)	—	—	(1,904)

(Debited)/credited to income statement	(986)	(1,286)	905	(233)	6,708	120	5,228

At 31 December 2019 (Successor)	1,782	29,882	20,841	—	6,708	927	60,140

		Impairment of		Property
	Tax loss	trade receivables	Accrued expense	and equipment	Others	Total
At 1 January 2018 (Predecessor)	3,531	29,444	12,749	2,410	1,121	49,255

(Debited)/credited to income statement	(763)	1,724	7,187	(273)	(314)	7,561
At 31 December 2018 (Predecessor)	2,768	31,168	19,936	2,137	807	56,816

Deferred tax liabilities

		Contracts	Property and
	Brand	with insurers	equipment	Leases	Others	Total
At 1 January 2019 (Predecessor)	(248,125)	(16,572)	(795)	—	(290)	(265,782)
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014	248,125	15,085	93	—	—	263,303
Addition arising from the Business Combination	(432,300)	(205,675)	(16,150)	(28,203)	—	(682,328)
Credited/(debited) to income statement	—	1,983	225	26	(281)	1,953
At 31 December 2019 (Successor)	(432,300)	(205,179)	(16,627)	(28,177)	(571)	(682,854)

		Contracts	Property and
	Brand	with insurers	equipment	Others	Total
At 1 January 2018 (Predecessor)	(248,125)	(18,114)	(1,075)	(125)	(267,439)
Credited to income statement	—	1,542	280	(165)	1,657
At 31 December 2018 (Predecessor)	(248,125)	(16,572)	(795)	(290)	(265,782)

For presentation purposes, certain deferred tax assets and liabilities have been offset in the statement of financial position. The offset amounts are as follows:

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Deferred tax assets	60,140	56,816
Offset with deferred tax liabilities	(1,139)	(1,084)
Net deferred tax assets recognized in the consolidated statement of financial position	59,001	55,732

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Deferred tax liabilities	(682,854)	(265,782)
Offset with deferred tax assets	1,139	1,084
Net deferred tax liabilities recognized in the consolidated statement of financial position	(681,715)	(264,698)

Deferred tax assets have not been recognized in respect of the following items:

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Tax losses	920,192	631,930
Deductible temporary differences	60,763	89,846

	980,955	721,776

Pursuant to the PRC EIT Law, 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in PRC. The requirement is effective from 1 January 2008 and applies to earnings after 31 December 2007. At 31 December 2019 (Successor) and 2018 (Predecessor), no deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company and the Group’s subsidiaries established in PRC. In the opinion of management of the Company, the Group’s earnings will be retained in PRC for the expansion of the Group’s operation, so it is not probable that these subsidiaries will distribute such earnings in the foreseeable future. The aggregate amounts of temporary differences associated with investments in subsidiaries in PRC for which deferred tax liabilities have not been recognized totaled approximately RMB23,014 and RMB20,452 as at 31 December 2019 (Successor) and 2018 (Predecessor), respectively. Deferred income tax assets are recognized for tax losses carried-forward to the extent that realization of the related tax benefit through future taxable profits is probable. The Group did not recognize deferred income tax assets of RMB230,048 and RMB157,983 in respect of certain PRC subsidiaries’ accumulated tax losses of RMB920,192 and RMB631,930 as at 31 December 2019 (Successor) and 2018 (Predecessor) that can be carried forward against future taxable income and will expire between 2020 and 2024, and 2019 and 2023, respectively.